U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

April 30, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          MANAGER DIRECTED PORTFOLIOS (the "Trust")
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
Spyglass Growth Fund (S000060175)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Spyglass Growth Fund (the "Fund"), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated April 30, 2018, and filed electronically as Post-Effective Amendment No. 48 to the Fund's Registration Statement on Form N-1A on April 20, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures